Income Taxes	3 Months Ended
Jun. 30, 2012
Income Taxes:
Income Tax Disclosure

The Company accounts for income taxes in accordance with accounting standards for Accounting for Income Taxes which require the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax loss and tax credit carry-forwards. Additionally, the standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The following is a reconciliation of income taxes computed using the statutory Federal rate to the income tax expense in the financial statements for June 30, 2012:

Income tax provision at the federal statutory rate	34%
Income tax provision at the state statutory rate	4%
Effect of operating losses	(38%)

The following is a schedule of deferred tax assets as of June 30, 2012:

Net operating loss	$331,422
Future tax benefit at 34%	112,683
Less: Valuation allowance	(112,683)
Net deferred tax asset	$--

As a result of the distribution of the post tension business and all related assets and liabilities and the acquisition of Crown City Pictures, Inc., Crown City Pictures, Inc. is treated as the surviving entity for reverse merger accounting purposes, and both of APTI’s net operating losses for prior periods and the valuation allowance were eliminated as of June 30, 2011.

Under Sections 382 and 269 (the ‘shell corporation’ rule) of the Code following an ‘ownership change,’ special limitations (‘Section 382 Limitations’) apply to the use by a corporation of its net operating loss, or NOL, carry-forwards arising before the ownership change and various other carry-forwards of tax attributes (referred to collectively as the ‘Applicable Tax Attributes’).  As a result of the June 30, 2011 transactions, the Company experienced an ownership change, and Section 382 Limitations will apply to the Applicable Tax Attributes of the Company.